SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements include all accounts of the Company and its wholly owned subsidiaries (Collectively, the “Company”) and have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP).

Consolidation

The consolidated financial statements include the financial statements of the parent company and its subsidiaries. All inter-company transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

Going Concern Assessment

The consolidated financial statements for the fiscal years ended March 31, 2026, 2025 and 2024 have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business.

As reflected in the consolidated financial statements, the Company reported a net loss of $13,291,167 and a net loss of $6,981,068 for the fiscal years ended March 31, 2026 and 2025, and accumulated deficits of $15,984,846 and $2,693,679 as of March 31, 2026 and 2025, respectively. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The Company is actively expanding its business to secure more projects and generate increased revenue, and the Company is seeking to raise working capital through shareholder contributions, borrowings from shareholders, and other equity financing activities to fund its operations.

However, there can be no assurance that these plans and arrangements will be sufficient to meet the Company’s ongoing capital expenditure, working capital, and other requirements. The accompanying consolidated financial statements do not include any adjustments related to the recoverability or classification of asset and the amounts or classification of liabilities that may result from the outcome of this uncertainty.

Measurement of credit losses on financial instruments

The Company adopted ASU 2016-13, “Financial Instruments — Credit Losses (Topic 326) — Measurement of Credit Losses on Financial Instruments,” for financial assets at amortized cost including accounts receivable, refundable deposits, other receivables, and retention receivable. This guidance replaced the “incurred loss” impairment methodology with an approach based on “expected losses” to estimate credit losses on certain types of financial instruments and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The guidance requires financial assets to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the cost of the financial asset to present the net carrying value at the amount expected to be collected on the financial asset.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimates relate to allowance for credit losses associated with the accounts receivables, accounts receivable - related party, contract assets (retention receivable), other receivables, impairment of Right-of-use assets – finance lease, impairment of the prepayments and valuation allowance against net deferred tax assets. Management believes that the estimates utilized in preparing its consolidated financial statements are reasonable and prudent. Actual results could differ from these estimates.

Risks and uncertainties

The main operations of the Company are located in Hong Kong. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in Hong Kong, as well as by the general state of the economy in Hong Kong. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in Hong Kong. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

Concentration risks

Significant customers and suppliers are those that account for greater than 10% if the Company’s revenue and purchase, respectively.

During the years ended March 31, 2026 and 2025, there were three and four customers generated income which accounted for over 10% of the total revenue generated for both years. The details are as follows:

	As of March 31,
	2025	2026

Customer A	39.78%	49.81%
Customer B	11.77%	20.17%
Customer C	11.48%	10.75%
Customer D	21.54%	-

As of March 31, 2026 and 2025, accounts receivable due from these customers as a percentage of consolidated accounts receivable are as follows:

	As of March 31,
	2025	2026

Customer A	0.03%	0.03%
Customer B	39.77%	40.60%
Customer C	8.45%	11.10%
Customer D	39.58%	21.90%

During the years ended March 31, 2026 and 2025, there were three and four suppliers accounted for over 10% of the total subcontracting fees and cost of fuel oils for that year. The details are as follows:

	As of March 31,
	2025	2026

Supplier A	6.15%	16.31%
Supplier B	2.41%	15.22%
Supplier C	16.42%	10.82%
Supplier D	17.68%	9.40%
Supplier E	10.93%	5.43%
Supplier F	11.76%	0.78%

As of March 31, 2026 and 2025, accounts payable due to these suppliers as a percentage of consolidated accounts payable are as follows:

	As of March 31,
	2025	2026

Supplier A	0%	0%
Supplier B	0%	0%
Supplier C	20.18%	35.12%
Supplier D	0%	0%
Supplier E	0.23%	0.16%
Supplier F	0%	0%

Note: The Supplier A mentioned in above is a related party of the Company.

Foreign currency translation and transaction

The Company’s reporting currency is the USD. The Company’s operations are principally conducted in Hong Kong where Hong Kong dollar is the functional currency.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currency at the prevailing rates of exchange at the balance date. The resulting exchange differences are reported in the statements of operations and comprehensive income (loss).

The exchanges rates used for translation from Hong Kong dollar to USD was 7.8000, a pegged rate determined by the linked exchange rate system in Hong Kong. This pegged rate was used to translate Company’s balance sheets, income statement items and cash flow items for 2026, 2025 and 2024.

For translation of Chinese Renminbi (“RMB”) into USD, the exchange rate used as of March 31, 2026, was 6.8980RMB per USD, was applied to translate the balance sheet of Beijing Direct Booking as of that date. The exchange rate of 7.0713RMB per USD, representing the average rate for the period, was applied to translate the income statement and cash flow items of Beijing Direct Booking throughout fiscal year 2026. Fiscal year 2025 is not applicable as Beijing Direct Booking was incorporated on May 28, 2025.

Certain Risks

Credit risk is the potential financial loss to the Company resulting from the failure of a customer or a counterparty to settle its financial and contractual obligations to the Company, as and when they fall due. As the Company does not hold any collateral, the maximum exposure to credit risk is the carrying amounts of trade and other receivables (exclude prepayments), retention receivables and cash and bank deposits presented on the consolidated statements of financial position. The Company has no other financial assets which carry significant exposure to credit risk.

Interest rate risk:

The Company is exposed to interest rate risk primarily relates to the variable-rate bank loans and is mainly concentrated on the fluctuation of Hong Kong Prime Rate arising from the Company’s bank loans. The Company has not used any derivative instruments to mitigate its exposure associated with interest rate risk.

Labor Price Risk

Our business requires a substantial number of personnel. Any failure to retain stable and dedicated labor by us may lead to disruption to our business operations. Although we have not experienced any labor shortage to date, we have observed an overall tightening and increasingly competitive labor market. We have experienced, and expect to continue to experience, increases in labor costs due to increases in salary, social benefits and employee headcount. We compete with other companies in our industry and other labor-intensive industries for labor, and we may not be able to offer competitive remuneration and benefits compared to them. If we are unable to manage and control our labor costs, our business, financial condition and results of operations may be materially and adversely affected.

Liquidity Risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

Typically, the Company ensures that it has sufficient cash on demand to meet expected operational expenses for a period of 60 days, including the servicing of financial obligations; this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters.

Fair Value Measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1: Quoted prices in active markets for identical assets or liabilities

●	Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical asset or.

●	Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instrument include cash and cash equivalents, accounts receivable, retention receivable, deposit and other receivables, accounts payables, accruals and other current liabilities, and due to related parties. The carrying amounts of these financial instruments approximate their fair values due to the short-term nature of these instruments. For the Company’s bank loans and finance lease liabilities, which include both current and non-current amounts, fair values are estimated based on the present value of future cash flows using interest rates currently available to the Company for similar debt instruments with comparable terms and maturities. The carrying amounts of these instruments approximate their fair values because the interest rates applicable to the respective bank loans and finance lease liabilities approximate current market interest rates for similar financing arrangements.

The Company noted no transfers between levels during any of the periods presented. The Company did not have any instruments that were measured at fair value on a recurring nor non-recurring basis as of March 31, 2026 and 2025.

Related parties

The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.

Cash and cash equivalents

Cash and cash equivalents consist of petty cash on hand and cash held in banks, which are highly liquid and have original maturities of three months or less and are unrestricted as to withdrawal or use. The Company maintains all bank accounts in Hong Kong. Cash balances in bank accounts in Hong Kong are protected under Deposit Protection Scheme in accordance with the Deposit Protection Scheme Ordinance. The maximum protection is up to HK$800,000 per depositor per Scheme member, including both principal and interest. Cash balances in bank accounts in mainland China are insured by the People’s Bank of China Financial Stability Department (“FSD”) while there is a RMB 500,000 deposit insurance limit for a legal entity’s aggregated balance at each bank.

Accounts Receivable, net

Accounts receivable represents an unconditional right to consideration arising from our performance under contracts with customers. The Company grant credit to customers, without collateral, under normal payment terms (typically 60 to 150 days, but may be longer depending on their reputation and transaction history). Generally, invoicing occurs within 45 days after the related works are performed. The carrying value of such receivable, net of the expected credit loss, represents its estimated realizable value. The Company expect to collect the outstanding balance of current accounts receivable, net within one year. The Company has elected to use probability of default, loss given default method to estimate allowance for credit loss.

For those past due balances over 1 year and other higher risk receivables identified by management are reviewed individually for collectability. In establishing an allowance for credit losses, the Company uses reasonable and supportable information, which is based on historical collection experience, the financial condition of its customers, billing disputes and assumptions for the future movement of different economic drivers and how these drivers will affect each other. Probability of default constitutes a key input in measuring allowance for credit losses. Probability of default is an estimate of the likelihood of default over a given time horizon, the calculation of which includes historical data, assumptions and expectations of future conditions. The Company writes off potentially uncollectible accounts receivable against the allowance for credit losses if it is determined that the amounts will not be collected or if a settlement with respect to a disputed receivable is reached for an amount that is less than the carrying value.

Retention receivable

Certain of our contracts contain retention provisions whereby a portion of the revenue earned is withheld from payment as a form of security until contractual provisions are satisfied. Retention receivable was assessed for impairment in accordance with ASC 326.

Property, plant and equipment

Property, plant and equipment is stated at historical cost less accumulated depreciation and impairment losses. Historical cost includes expenditure that is directly attributable to the acquisition of the items.

Major modifications or refurbishments which extend the useful life of the assets are capitalized and depreciated over the adjusted remaining useful life of the assets.

The Property, plant and equipment is calculated using the straight-line method over their estimated useful lives, as follows:

Machinery	5 years
Motor Vehicles	5 years
Office equipment	5 years
Leasehold improvement	Shorter of the lease term or 5 years

The assets’ useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

Upon retirements or disposition of property, plant and equipment, the cost and related accumulated depreciation are removed any resulting gain or loss is recognized in consolidated statements of operations and comprehensive income (loss). The cost of maintenance and repairs is charged to expenses as incurred.

Impairment of long lived assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. No impairment of long-lived assets was recognized as of March 31, 2026 and 2025.

Commitments and contingencies

In the normal course of business, the Company is subject to commitments and contingencies, including operating lease and finance lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss will occur, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

Revenue recognition

In May 2014, the FASB issued Topic 606, “Revenue from Contracts with Customers”. This topic clarifies the principles for recognizing revenue and develops a common revenue standard for U.S. GAAP. Simultaneously, this topic supersedes the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance throughout the Industry Topics of the Codification.

The Company performs a majority of services including provision of (i) soil and rock transportation services and (ii) miscellaneous construction works, including ELS work under master agreements. A contractual agreement exists when each party involved approves and commits to the agreement, the rights of the parties and payment terms are identified, the agreement has commercial substance, and collectability of consideration is probable.

Provision of soil and rock transportation services

The Company derives revenues primarily from the provision of soil and rock transportation services using tipper trucks. The contracts with customers generally contain a single performance obligation and revenue is recognized at a single point in time when it has transported the soil and rock out of the construction site.

The income from operating soil and rock transportation business would depend on the volume of soil and rock transported and the price charged per unit of rock. Pricing for the Company’s services is generally a fixed unit price. Payments are received within 30 to 150 days upon completion of performance obligation but can vary based on the nature of the service provided and certain other factors.

The Company recognizes revenue on a gross basis as the Company controls the services. The Company is primarily responsible for fulfilling the promise, assumes risk of loss, has discretion in setting the prices for the services to its customers, and has the ability to direct the use of the services provided by third parties.

Construction works

Construction services are performed for the sole benefit of our customers, whereby the assets being created or maintained are controlled by the customer and the services we perform do not have alternative benefits for us. Contract revenue is recognized as our obligations are satisfied over time consistent with our services are performed and customers simultaneously receive and consume the benefits the Company provide.

The Company recognizes contract revenue over time, as performance obligations are satisfied, due to the continuous transfer of control to the customer in accordance with ASC Topic 606, Revenue from Contracts with Customers. Upon adoption of ASC Topic 606, contracts which include construction services are generally accounted for as a single deliverable (a single performance obligation) and are no longer segmented between types of services.

Output measures such as construction works delivered are utilized to assess progress against specific contractual performance obligations for construction services. The selection of the method to measure progress towards completion requires judgment and is based on the nature of the services to be provided. The Company expects the reference to the invoice issued by the Company depicts the Company’s performance in transferring control of goods or services promised to customers for their construction projects, the Company satisfies the performance obligation over time and therefore, the output method using construction works delivered best represents the measure of progress against the performance obligations incorporated within the contractual agreements. This method captures the amount of works delivered pursuant to contracts and is used only when performance does not produce significant amounts of work in process prior to complete satisfaction of the performance obligation and the gross billing value of contracting work can be measured reliably.

The typical length of construction work can range from 3 months to 18 months, depending on the size and complexity of the project. For smaller projects, the construction period may be on the shorter end of that range, while larger, more complex projects can take closer to a year or even longer.

The nature of the Company’s construction contracts gives rise to several types of variable consideration, including unpriced change orders and claims. The Company mainly considers the change orders as the contract modification. And the Company accounted for the contract modification as if it were a part of the existing contract as the remaining services are not distinct and, therefore, form part of a single performance obligation that is partially satisfied at the date of the contract modification.

Variable consideration related to construction projects may be incurred due to amendments to the scope of work or remeasurement of quantities, which can impact the transaction price and amount of revenue recognized. The final transaction price and revenue recorded may differ from initial estimates contract sum based on these variable factors. The amount of variable consideration is included in the transaction price only to the extent that it is highly probable that such an inclusion will not result in a significant revenue reversal in the future when the uncertainty associated with the variable consideration is subsequently resolved. At the end of each reporting period, the Company updates the estimated transaction price to represent faithfully the circumstances present at the end of the reporting period.

Cost of sales

Cost of sales consists primarily of subcontracting fees, cost of fuel oils, material costs, direct labor costs and other overhead costs that are directly attributable to services provided.

General and administrative expenses

Our general and administrative expenses consisted mainly of staff costs, transportation costs relevant to administrative use, amortization of right-of-use assets for operating lease, and amortization of right-of-use assets for finance lease on motor vehicles, depreciation expense for idle machinery, which was recognized under general and administrative expenses due to a decrease in active projects, provision of credit loss, legal and professional fees, insurance expenses, office and rental expenses and other miscellaneous expenses.

Interest Expense

Our interest expense is mainly related to our interest expenses incurred by finance leases of motor vehicles and machinery and bank borrowings.

Leases

The Company follows ASC 842 — Leases (“ASC 842”), which requires lessees to record right-of-use (“ROU”) assets and related lease obligations on the balance sheet, as well as disclose key information regarding leasing arrangements. If any of the following criteria are met, the Company classifies the lease as a finance lease:

●	The lease transfers ownership of the underlying asset to the lessee by the end of the lease term;

●	The lease grants the lessee an option to purchase the underlying asset that the Company is reasonably certain to exercise;

●	The lease term is for 75% or more of the remaining economic life of the underlying asset, unless the commencement date falls within the last 25% of the economic life of the underlying asset;

●	The present value of the sum of the lease payments equals or exceeds 90% of the fair value of the underlying asset; or

●	The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.

Leases that do not meet any of the above criteria are accounted for as operating leases.

Finance and operating lease ROU assets and lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. Since the implicit rate for the Company’s leases is not readily determinable, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is the rate of interest that the Company would have to pay to borrow, on a collateralized basis, an amount equal to the lease payments, in a similar economic environment and over a similar term.

Lease terms used to calculate the present value of lease payments generally do not include any options to extend, renew, or terminate the lease, as the Company does not have reasonable certainty at lease inception that these options will be exercised. The Company generally considers the economic life of its finance or operating lease ROU assets to be comparable to the useful life of similar owned assets. The Company has elected the short-term lease exception, and therefore operating lease ROU assets and liabilities do not include leases with a lease term of 12 months or less. Its leases generally do not provide a residual guarantee.

The finance or operating lease ROU asset also excludes lease incentives. Lease expense is recognized on a straight-line basis over the lease term for operating leases. Meanwhile, the Company recognizes the finance lease ROU assets and interest on an amortized cost basis. The amortization of finance ROU assets is recognized on an accretion basis as amortization expense, while the lease liability is increased to reflect interest on the liability and decreased to reflect the lease payments made during the period. Interest expense on the lease liability is determined each period during the lease term as the amount that results in a constant periodic interest rate of the asset on the remaining balance of the liability.

Additionally, the Company elected to apply the short-term lease exemption for leases with a non-cancelable period of twelve months or less and has chosen to combine non-lease components (such as common area maintenance for real estate leases) from lease components.

The Company reviews the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. For the years ended March 31, 2026 and 2025, the Company did not recognize impairment loss on its finance and operating lease ROU assets.

Income taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

The Company did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of income as of March 31, 2026 and 2025, respectively. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Earnings per share

Basic earnings per share is computed by dividing net earnings attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

Segment Reporting

FASB 280, “Segment Reporting,” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information of the Company’s business segments, geographical areas, and major customers. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker as the source for determining the Company’s reportable segments. The chief operating decision maker is the Company’s president and Chief Executive Officer (“CEO”). Management, including the chief operating decision maker, reviews operating results of different products at revenue level with no allocation of operating costs. Consequently, based on management’s assessment, the Company has determined that it has only one operating segment as defined by FASB ASC 280.

Recent accounting pronouncements

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income (Topic 220-40): Expense Disaggregation Disclosures (“ASU 2024-03”). This update requires, among other things, more detailed disclosure about types of expenses in commonly presented expense captions such as cost of sales and selling, general, and administrative expenses, and is intended to improve the disclosures about an entity’s expenses including purchases of inventory, employee compensation, depreciation and amortization. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. The Company has not yet adopted this new guidance and is currently evaluating the potential impact of adopting this new guidance on its consolidated financial statements and related disclosures.

In January 2025, the FASB issued ASU 2025-01, which clarifies the effective date of ASU 2024-03 for non-calendar year-end entities. ASU 2024-03 and ASU 2025-01 are effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company has not yet adopted this new guidance and is currently evaluating the potential impact of adopting this new guidance on its consolidated financial statements and related disclosures.

In July 2025, the FASB issued ASU 2025-05, which simplifies credit loss measurement for current accounts receivable and contract assets under Topic 326. This standard is effective for all entities for annual reporting periods beginning after December 15, 2025, including interim periods within those fiscal years. Early adoption is permitted. The Company has not yet adopted this new guidance and is currently evaluating the potential impact of adopting this new guidance on its consolidated financial statements and related disclosures.

In December 2025, the FASB issued ASU 2025-11, which enhances interim reporting guidance under Topic 270. For public business entities, ASU 2025-11 is effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. For all other entities, it is effective for interim reporting periods within annual reporting periods beginning after December 15, 2028. Early adoption is permitted for all entities. The Company has not yet adopted this new guidance and is currently evaluating the potential impact of adopting this new guidance on its consolidated financial statements and related disclosures.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.